UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Glacier Bay Capital LLC

Address:  402 West Broadway
          24th Floor
          San Diego, California 92101


13F File Number: 028-12822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joshua N. Solan
Title:    Managing Member
Phone:    (619) 744-7345


Signature, Place and Date of Signing:

/s/ Joshua N. Solan             San Diego, CA                August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total: $1,632
                                         (thousands)


List of Other Included Managers:

NONE

                                           FORM 13F INFORMATION TABLE
                                                 June 30, 2008



COLUMN 1                    COLUMN  2     COLUMN 3      COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                            TITLE                        VALUE      SHRS OR   SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              OF CLASS      CUSIP         (X$1000)    PRN AMT   PRN  CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
--------------              --------      -----         --------    -------   ---  ----   ----------   --------  ----  ------  ----
OCCAM NETWORKS INC          COM NEW       67457P309     1,253       314,153   SH          SOLE         NONE      X
SUPPORTSOFT INC             COM           868587106       379       116,720   SH          SOLE         NONE      X




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